Accounts Payable and Accrued Expenses (Details) - Schedule of accounts payable and accrued expenses - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Schedule of accounts payable and accrued expenses [Abstract]
Payable to suppliers	$ 2,629,626	$ 3,372,798
Salary and welfare payables	239,726	246,466
Accrued expenses and other current liabilities	103,789	567,546
Total	$ 2,973,141	$ 4,186,810